SCHEDULE OF LOSS ALLOWANCE FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Loss allowance for impairment, beginning balance	$ 4,632	$ 5,032
Provision for the year		2,200
Written off for the year	(1,788)
Reversal for the year	(2,844)	(2,600)
Loss allowance for impairment, ending balance		$ 4,632